COMMITMENTS AND CONTINGENCIES - Element 7 Transaction (Details) $ in Thousands	Mar. 06, 2024 USD ($)	Sep. 19, 2023 USD ($)	Feb. 23, 2021 USD ($) entity	Dec. 31, 2024 USD ($)	Dec. 31, 2023 entity
Joint litigation against Element 7
Loss Contingencies [Line Items]
Valuation amount per license				$ 750
Number of days VWAP of equity shares				10 days
Settlement agreed to pay		$ 2,900
Settlement amount if paid in advance		1,900
Settlement amount credited		$ 1,000
Litigation settlement	$ 2,900
Element 7
Loss Contingencies [Line Items]
Number of membership received | entity			17		17
Payments to acquire businesses, gross			$ 2,300